INCOME AND SOCIAL CONTRIBUTION TAXES - Classification of net deferred asset (liability) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INCOME AND SOCIAL CONTRIBUTION TAXES
Total	R$ 2,971,707	R$ 3,011,794	R$ 3,392,987	R$ 1,622,643
Non-current assets	3,054,393	3,407,230	4,307,462	2,567,189
Non-current liabilities	R$ (82,686)	R$ (395,436)	R$ (914,475)	R$ (944,546)